PROPERTY AND EQUIPMENT - Schedule of Property and Equipment, net (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,082,522	$ 345,961
Less: Accumulated depreciation	(70,224)	(57,934)
Less: Impairment / Loss on disposal	(138,239)	(50,989)
Property and equipment, net	874,059	237,038
Galaxy Digital Holdings, LP
Property, Plant and Equipment [Line Items]
Property and equipment, gross		345,961	$ 290,044
Less: Accumulated depreciation		(57,934)	(25,808)
Less: Impairment / Loss on disposal		(50,989)	(50,888)
Property and equipment, net	874,059	237,038	213,348
Corporate assets
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,792	11,093
Corporate assets | Galaxy Digital Holdings, LP
Property, Plant and Equipment [Line Items]
Property and equipment, gross		11,093	9,625
Mining equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	162,977	172,572
Mining equipment | Galaxy Digital Holdings, LP
Property, Plant and Equipment [Line Items]
Property and equipment, gross		172,572	78,737
WIP / construction in progress			85,000
Mining infrastructure | Galaxy Digital Holdings, LP
Property, Plant and Equipment [Line Items]
Property and equipment, gross		113,710	86,156
WIP / construction in progress			20,000
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	35,129	12,809
Land | Galaxy Digital Holdings, LP
Property, Plant and Equipment [Line Items]
Property and equipment, gross		12,809	10,490
WIP / Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 803,955	35,777
WIP / Construction in progress | Galaxy Digital Holdings, LP
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 35,777	$ 105,036